Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity Attributable to TDH	Non- controlling Interest	Total
Balance at Dec. 31, 2021	$ 104,374	$ 42,151,658		$ 160,014	$ (28,969,627)	$ (460,702)	$ 12,985,717	$ 384,350	$ 13,370,067
Balance (in Shares) at Dec. 31, 2021	5,218,681
Net income (Loss)					803,700		803,700	51,313	855,013
Issuance of common stock and warrants in private placements	$ 80,000	5,937,781					6,017,781		6,017,781
Issuance of common stock and warrants in private placements (in Shares)	4,000,000
Warrants exercised for cashless	$ 22,091						22,091		22,091
Warrants exercised for cashless (in Shares)	1,104,587
Foreign currency translation adjustment						888,951	888,951		888,951
Balance at Dec. 31, 2022	$ 206,465	48,089,439		160,014	(28,165,927)	428,249	20,718,240	435,663	21,153,903
Balance (in Shares) at Dec. 31, 2022	10,323,268
Net income (Loss)					(23,626,172)		(23,626,172)	(5,344)	(23,631,516)
Stock-based compensation expense		3,040,000					3,040,000		3,040,000
Adjustment to reflect the effect of disposal of Tiandihui and Chongaijiujiu				(160,014)	25,170,099		25,010,085		25,010,085
Foreign currency translation adjustment						(523,315)	(523,315)		(523,315)
Balance at Dec. 31, 2023	$ 206,465	51,129,439			(26,622,000)	(95,066)	24,618,838	430,319	$ 25,049,157
Balance (in Shares) at Dec. 31, 2023	10,323,268								10,323,268
Net income (Loss)					2,684,522		2,684,522	(183,961)	$ 2,500,561
Foreign currency translation adjustment						(718)	(718)	(149,145)	(149,863)
Balance at Dec. 31, 2024	$ 206,465	$ 51,129,439			$ (23,937,478)	$ (95,784)	$ 27,302,642	$ 97,213	$ 27,399,855
Balance (in Shares) at Dec. 31, 2024	10,323,268								10,323,268